INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current income taxes
Current year	$ 271	$ 273		$ 333
Adjustments in respect of previous years	10	47		(5)
Total current income taxes	281	320		328
Deferred income taxes
Movement of temporary differences and losses	(50)	38		46
Changes in tax rates	(4)	0		0
Changes in recognized deferred tax assets	(117)	0		(32)
Adjustments in respect of previous years	(5)	(21)		5
Other	(36)	7		(68)
Total deferred tax expense / (benefit)	(212)	24		(49)
Income tax expense	$ 69	$ 344	[1]	$ 279	[1]

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).